ORGANIZATION AND BUSINESS (Details) shares in Thousands, dwt in Millions	Dec. 31, 2021 tanker_size	Dec. 31, 2021 T	Dec. 31, 2021 vessels	Dec. 31, 2021 dwt	Dec. 31, 2021 very_large_crude_carrier	Dec. 31, 2021 suezmax_tanker_vessel_type	Dec. 31, 2021 large_range_2Tanker_vessel_type	Dec. 31, 2021 aframax_tankers	Dec. 31, 2020 large_range_2Tanker_vessel_type	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2019 suezmax_tanker_vessel_type	Dec. 31, 2019 large_range_2Tanker_vessel_type	Nov. 30, 2015 shares
Related Party Transaction [Line Items]
Share exchange ratio in reverse acquisition													2.55
Number of sizes of oil tankers | tanker_size	2
Number of vessels in fleet | vessels			70
Aggregate vessel capacity (in dry wattage tonnage) | dwt				12.7
Number of vessels owned			64		17	27	20
Number of vessels under finance lease | very_large_crude_carrier					2
Number of vessels under commercial management			4			2		2
Number of newbuild vessels					6				4	1	1	4
Minimum | VLCC Vessels
Related Party Transaction [Line Items]
Vessel size		200,000
Minimum | Suzemax Tanker
Related Party Transaction [Line Items]
Vessel size		120,000
Minimum | LR2 tanker
Related Party Transaction [Line Items]
Vessel size		110,000
Maximum | VLCC Vessels
Related Party Transaction [Line Items]
Vessel size		320,000
Maximum | Suzemax Tanker
Related Party Transaction [Line Items]
Vessel size		170,000
Maximum | LR2 tanker
Related Party Transaction [Line Items]
Vessel size		115,000
Reverse Acquisition
Related Party Transaction [Line Items]
Common stock, shares, issued as merger consideration (in shares) | shares													583,600
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split (in shares) | shares													249,100
Treasury stock (in shares) | shares													6,800
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger (in shares) | shares													13,460